SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Expected income tax (recovery) expense at the statutory rate of 21%			$ (806,823)	$ (1,689,619)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)			282,808	1,141,619
Change in valuation allowance			524,014	548,000
Provision for income taxes